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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [ ]: Amendment Number:
                                              -------------

This Amendment (Check only one): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
         -------------------------------
Address: 4000 Jones Bridge Road
         -------------------------------
         Chevy Chase, MD 20815-6789
         -------------------------------

         -------------------------------

Form 13F File Number: 28-1897
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Richard Pender
           -----------------------------------
Title:     Managing Director - Global Equities
           -----------------------------------
Phone:     (301) 215-8697
           -----------------------------------

Signature, Place, and Date of Signing:

     /s/ Richard Pender    Chevy Chase, Maryland          10/30/09
 ------------------------  ------------------------  ------------------------
      [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None
                                        ------------

Form 13F Information Table Entry Total:     37
                                        ------------

Form 13F Information Table Value Total:   429,614
                                        ------------
                                         (thousands)

List of Other Included Managers:

        None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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FORM 13F INFORMATION TABLE
COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
--------             --------------- --------- -------- ------------------   ----------  --------  ----------------
                                                                                                   VOTING AUTHORITY
                                                VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ----------------
NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------       --------------- --------- -------- --------- ---  ----  ----------  --------  ----  ------  ----
ABBOTT LABORATORIES  COMMON          002824100   6,678    135,000 SH   N/A     SOLE        N/A      X     N/A    N/A
ALLSTATE CORP....... COMMON          020002101   3,828    125,000 SH   N/A     SOLE        N/A      X     N/A    N/A
ANADARKO PETROLEUM
  CORP.............. COMMON          032511107   9,410    150,000 SH   N/A     SOLE        N/A      X     N/A    N/A
APPLE INC........... COMMON          037833100   5,561     30,000 SH   N/A     SOLE        N/A      X     N/A    N/A
CISCO SYSTEMS INC... COMMON          17275R102   8,828    375,000 SH   N/A     SOLE        N/A      X     N/A    N/A
DEERE & COMPANY..... COMMON          244199105   8,799    205,000 SH   N/A     SOLE        N/A      X     N/A    N/A
DISNEY WALT CO...... COM DISNEY      254687106   2,746    100,000 SH   N/A     SOLE        N/A      X     N/A    N/A
EATON CORP.......... COMMON          278058102   4,640     82,000 SH   N/A     SOLE        N/A      X     N/A    N/A
EMC CORPORATION..... COMMON          268648102   9,372    550,000 SH   N/A     SOLE        N/A      X     N/A    N/A
EMERSON ELECTRIC
  COMPANY........... COMMON          291011104  10,020    250,000 SH   N/A     SOLE        N/A      X     N/A    N/A
ENCANA CORP......... COMMON          292505104   5,761    100,000 SH   N/A     SOLE        N/A      X     N/A    N/A
FOREST OIL
  CORPORATION....... COM PAR $0.01   346091705  10,759    549,772 SH   N/A     SOLE        N/A      X     N/A    N/A
GILEAD SCIENCES,
  INC............... COMMON          375558103   3,255     70,000 SH   N/A     SOLE        N/A      X     N/A    N/A
HEWLETT-PACKARD
  CO................ COMMON          428236103   3,541     75,000 SH   N/A     SOLE        N/A      X     N/A    N/A
INTEL CORP.......... COMMON          458140100   5,382    275,000 SH   N/A     SOLE        N/A      X     N/A    N/A
ISHARES TRUST
  INDEX............. MSCI EAFE IDX   464287465     273      5,000 SH   N/A     SOLE        N/A      X     N/A    N/A
ISHARES TRUST
  INDEX............. MSCI EMERG MKT  464287234 144,162  3,705,000 SH   N/A     SOLE        N/A      X     N/A    N/A
JOHNSON & JOHNSON... COMMON          478160104   6,698    110,000 SH   N/A     SOLE        N/A      X     N/A    N/A
MARKET VECTORS ETF
  TRUST............. RUSSIA ETF      57060U506  17,011    613,000 SH   N/A     SOLE        N/A      X     N/A    N/A
MCCORMICK & CO
  INC............... COM NON VTG     579780206   4,243    125,000 SH   N/A     SOLE        N/A      X     N/A    N/A
MCDONALD'S CORP..... COMMON          580135101   7,134    125,000 SH   N/A     SOLE        N/A      X     N/A    N/A
MONSANTO CO NEW..... COMMON          61166W101   6,966     90,000 SH   N/A     SOLE        N/A      X     N/A    N/A
NETFLIX INC......... COMMON          64110L106   6,002    130,000 SH   N/A     SOLE        N/A      X     N/A    N/A
PIONEER NATURAL
  RESOURCES CO...... COMMON          723787107   7,258    200,000 SH   N/A     SOLE        N/A      X     N/A    N/A
PROCTER & GAMBLE
  COMPANY........... COMMON          742718109   2,317     40,000 SH   N/A     SOLE        N/A      X     N/A    N/A
QUALCOMM INC........ COMMON          747525103   5,623    125,000 SH   N/A     SOLE        N/A      X     N/A    N/A
SCHLUMBERGER LTD.... COMMON          806857108   8,940    150,000 SH   N/A     SOLE        N/A      X     N/A    N/A
SCRIPPS NETWORKS
  INTERACTIVE....... CL A COM        811065101   8,314    225,000 SH   N/A     SOLE        N/A      X     N/A    N/A
SPDR TRUST.......... UNIT SER 1      78462F103  72,329    685,000 SH   N/A     SOLE        N/A      X     N/A    N/A
TIME WARNER INC..... COMMON NEW      887317303   7,915    275,000 SH   N/A     SOLE        N/A      X     N/A    N/A
ADOLOR CORP......... COMMON          00724X102      30     18,750 SH   N/A     SOLE        N/A      X     N/A    N/A
LEXICON
  PHARMACEUTICALS
  INC............... COMMON          528872104   1,500    703,997 SH   N/A     SOLE        N/A      X     N/A    N/A
MIDDLEBROOK
  PHARMACEUTICALS
  INC............... COMMON          596087106     110     95,977 SH   N/A     SOLE        N/A      X     N/A    N/A
XENOPORT INC........ COMMON          98411C100     212     10,000 SH   N/A     SOLE        N/A      X     N/A    N/A
ALEXZA
  PHARMACEUTICALS
  INC............... COMMON          015384100   3,037  1,489,147 SH   N/A     SOLE        N/A      X     N/A    N/A
DOUGLAS EMMETT
  INC............... COMMON          25960P109   2,062    167,955 SH   N/A     SOLE        N/A      X     N/A    N/A
PATRIOT COAL CORP... COMMON          70336T104  18,902  1,607,340 SH   N/A     SOLE        N/A      X     N/A    N/A
                                               429,614
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